Intangible Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Intangible liabilities	$ 7	$ 8
Amortization of intangible liabilities	1
Future estimated amortization:
Amortization, next year	1
Amortization. year two	1
Amortization, year three	1
Amortization, year four	1
Amortization, year five	$ 1